Fair Value Measurements - Schedule of Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Total financial assets	$ 0	$ 91,082
Liabilities:
Total financial liabilities	82,074	33,900
Contingent Consideration [Member]
Liabilities:
Total financial liabilities		$ 33,900
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Liabilities
Level 1 [Member]
Assets:
Total financial assets	0	$ 36,622
Liabilities:
Total financial liabilities	0	0
Level 1 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities		0
Level 2 [Member]
Assets:
Total financial assets	0	54,460
Liabilities:
Total financial liabilities	0	0
Level 2 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities		0
Level 3 [Member]
Assets:
Total financial assets	0	0
Liabilities:
Total financial liabilities	82,074	33,900
Level 3 [Member] | Contingent Consideration [Member]
Liabilities:
Total financial liabilities		33,900
Warrants to purchase common stock [Member]
Liabilities:
Total financial liabilities	18,554
Warrants to purchase common stock [Member] | Level 1 [Member]
Liabilities:
Total financial liabilities	0
Warrants to purchase common stock [Member] | Level 2 [Member]
Liabilities:
Total financial liabilities	0
Warrants to purchase common stock [Member] | Level 3 [Member]
Liabilities:
Total financial liabilities	18,554
Senior Convertible Notes [Member]
Liabilities:
Total financial liabilities	63,520
Senior Convertible Notes [Member] | Level 3 [Member]
Liabilities:
Total financial liabilities	63,520
Money market account [Member]
Assets:
Total financial assets	0	21,909
Money market account [Member] | Level 1 [Member]
Assets:
Total financial assets	0	21,909
Money market account [Member] | Level 2 [Member]
Assets:
Total financial assets	0	0
Money market account [Member] | Level 3 [Member]
Assets:
Total financial assets	$ 0	0
US Treasury securities [Member]
Assets:
Total financial assets		14,713
US Treasury securities [Member] | Level 1 [Member]
Assets:
Total financial assets		14,713
US Treasury securities [Member] | Level 2 [Member]
Assets:
Total financial assets		0
US Treasury securities [Member] | Level 3 [Member]
Assets:
Total financial assets		0
Corporate debt securities [Member]
Assets:
Total financial assets		16,915
Corporate debt securities [Member] | Level 1 [Member]
Assets:
Total financial assets		0
Corporate debt securities [Member] | Level 2 [Member]
Assets:
Total financial assets		16,915
Corporate debt securities [Member] | Level 3 [Member]
Assets:
Total financial assets		0
Commercial paper [Member]
Assets:
Total financial assets		34,698
Commercial paper [Member] | Level 1 [Member]
Assets:
Total financial assets		0
Commercial paper [Member] | Level 2 [Member]
Assets:
Total financial assets		34,698
Commercial paper [Member] | Level 3 [Member]
Assets:
Total financial assets		0
Asset backed securities [Member]
Assets:
Total financial assets		$ 2,847
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Assets
Asset backed securities [Member] | Level 1 [Member]
Assets:
Total financial assets		$ 0
Asset backed securities [Member] | Level 2 [Member]
Assets:
Total financial assets		2,847
Asset backed securities [Member] | Level 3 [Member]
Assets:
Total financial assets		$ 0